Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Nine Stores Pawn Lending Locations [Member]	Dec. 31, 2012 Twenty Five Stores Pawn Lending Locations [Member]	Dec. 31, 2012 Pawn Partners, Inc. [Member]	Dec. 31, 2012 Maxit [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation [Table Text Block]
Pawn loans	$14,468
Merchandise acquired	8,024
Pawn loan fees and service charges receivable	2,094
Property and equipment	4,230
Goodwill	62,335
Intangible assets (a)	14,404
Other assets	383
Other liabilities	(829)
Customer deposits	(1,365)
Total consideration paid for acquisition, net of cash acquired	$103,744

Includes $11.9 million related to customer relationships being amortized over seven years and $2.5 million related to a non-competition agreement being amortized over 10 years.

Pawn loans	$3,887
Merchandise held for disposition	712
Pawn loan fees and service charges receivable	509
Property and equipment	200
Goodwill	7,662
Intangible assets	2,500
Other assets	103
Customer deposits	(14)
Net assets acquired	$15,559
Cash consideration payable as of acquisition date	(128)
Total cash paid for acquisition as of acquisition date	$15,431

Pawn loans	$7,057
Merchandise held for disposition	7,534
Pawn loan fees and service charges receivable	1,506
Property and equipment	631
Goodwill	31,521
Intangible assets	8,000
Customer deposits	(1,158)
Total consideration paid for acquisition	$55,091

Pawn loans	$10,657
Merchandise held for disposition	5,485
Pawn loan fees and service charges receivable	1,424
Property and equipment	70
Goodwill	26,679
Intangible assets	9,570
Other liabilities	(99)
Customer deposits	(225)
Net assets acquired	$53,561
Cash consideration payable	(4,300)
Total cash paid for acquisition as of December 31, 2011	$49,261
Cash paid in 2012 upon receipt of regulatory licenses	4,300
Total consideration paid for acquisition	$53,561

Pawn loans	$20,714
Merchandise acquired	6,217
Pawn loan fees and service charges receivable	2,268
Property and equipment	7,578
Goodwill	26,246
Intangible assets	7,500
Other assets	80
Other liabilities	(1,426)
Customer deposits	(149)
Total consideration paid for acquisition, net of cash acquired	$69,028
Restricted stock paid for acquisition	(10,854)
Total cash paid for acquisition, net of cash acquired	$58,174